Leasing - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 121,734	$ 254,218
2026	175,038	181,336
2027	155,336	160,629
2028	109,180	112,900
2029	12,577	13,005
Total minimum lease payments	573,865	722,088
Less: Interest	(35,292)	(48,606)
Present value of lease obligations	538,573	673,482	$ 627,068
Less: Current portion	203,600	231,978	187,214
Non - current portion of lease obligations	$ 334,973	$ 441,504	$ 439,854